Summary of significant accounting policies - Schedule of sales and marketing expenses (Details) - Accounts payable - Customer concentration risk	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Customer A
Concentration of risk, accounts receivable, net
Company percentage			14.00%
Company			¥ 6,930,689
Customer B
Concentration of risk, accounts receivable, net
Company percentage	16.00%	16.00%
Company	¥ 12,672,979	$ 1,812,212
Customer C
Concentration of risk, accounts receivable, net
Company percentage			13.00%
Company			¥ 6,273,190
Customer D
Concentration of risk, accounts receivable, net
Company percentage	17.00%	17.00%
Company	¥ 12,889,482	$ 1,843,171